Fees and Expenses - Longboard Fund	Sep. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund.
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 16 of this Prospectus. Sales loads and waivers may vary by financial intermediary. For more information on specific financial intermediary sales loads and waivers, see Appendix A to the statutory Prospectus.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of the original offering price or NAV at redemption)	1.00%(1)	None
Redemption Fee	None	None

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management (Unitary) Fees(2)	1.99%	1.99%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.00%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	2.24%	1.99%

(1)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.

(2)	The Fund’s Adviser, Longboard Asset Management, LP, provides investment advisory service and pays most of the Fund’s operating expenses (with certain exceptions) in return for a “unitary fee” (exclusive of any interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses not incurred in the ordinary course of the Fund’s business. Acquired fund fees, expenses related to investments in short positions, and dividends, if any, will be borne by the Fund and will not be included in the unitary management fee). Other expenses do not reflect the cost of investing in swaps or options. The costs of investing in swaps for the fiscal year ended May 31, 2026 was 0.00% of the Fund’s average daily net assets.

Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
	One Year	Three Years	Five Years	Ten Years
Class A	$789	$1,235	$1,706	$3,002
Class I	$202	$624	$1,073	$2,317

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the Fund’s fiscal year ended May 31, 2026, the Fund’s portfolio turnover rate was 116% of the average value of the portfolio.

Portfolio Turnover, Rate	116.00%
Longboard Fund Class A
Prospectus [Line Items]
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000